                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
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  (Address of principal executive offices)                          (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:  816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  3-31-2006
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
VP INFLATION PROTECTION FUND
MARCH 31, 2006

[american century investments logo and text logo]

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES - 57.3%
       $19,194,438  U.S. Treasury Inflation Indexed
                    Bonds, 2.375%, 1/15/25                        $   19,295,670
        14,183,812  U.S. Treasury Inflation Indexed
                    Bonds, 2.00%, 1/15/26                             13,445,814
        12,533,192  U.S. Treasury Inflation Indexed
                    Bonds, 3.625%, 4/15/28                            15,409,960
        12,801,265  U.S. Treasury Inflation Indexed
                    Bonds, 3.875%, 4/15/29                            16,433,624
         7,522,389  U.S. Treasury Inflation Indexed
                    Bonds, 3.375%, 4/15/32                             9,268,997
        12,825,928  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/07                            12,967,218
        36,630,428  U.S. Treasury Inflation Indexed
                    Notes, 3.625%, 1/15/08(1)                         37,642,088
        12,692,925  U.S. Treasury Inflation Indexed
                    Notes, 3.875%, 1/15/09                            13,292,869
         8,766,924  U.S. Treasury Inflation Indexed
                    Notes, 4.25%, 1/15/10                              9,422,050
        16,613,029  U.S. Treasury Inflation Indexed
                    Notes, 0.875%, 4/15/10                            15,740,861
        11,846,432  U.S. Treasury Inflation Indexed
                    Notes, 3.50%, 1/15/11                             12,526,216
         9,881,025  U.S. Treasury Inflation Indexed
                    Notes, 3.375%, 1/15/12                            10,479,291
        15,436,680  U.S. Treasury Inflation Indexed
                    Notes, 3.00%, 7/15/12                             16,090,933
        15,813,503  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/13                            15,360,731
        11,265,870  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/14                             10,998,756
        11,884,775  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 7/15/14                             11,594,620
        12,043,816  U.S. Treasury Inflation Indexed
                    Notes, 1.625%, 1/15/15                            11,369,651
        15,619,853  U.S. Treasury Inflation Indexed
                    Notes, 1.875%, 7/15/15                            15,026,798
        13,234,895  U.S. Treasury Inflation Indexed
                    Notes, 2.00%, 1/15/16                             12,842,507
                                                                 ---------------
TOTAL U.S. TREASURY SECURITIES                                       279,208,654
(Cost $285,358,523)                                              ---------------

U.S. GOVERNMENT AGENCY SECURITIES - 14.3%
         4,000,000  FAMCA, 2.50%, 2/15/07                              3,912,296
         4,000,000  FAMCA, 3.375%, 2/15/09                             3,819,656
         3,974,000  FAMCA, 6.71%, 7/28/14                              4,377,046
         2,000,000  FFCB, 3.80%, 9/7/07                                1,964,874
         6,000,000  FFCB, 2.625%, 9/17/07                              5,799,228
         1,500,000  FFCB, 2.65%, 4/2/08                                1,432,562
         2,202,000  FFCB, 3.05%, 4/15/08                               2,118,183
         2,000,000  FFCB, 3.375%, 7/15/08                              1,929,436
         3,000,000  FHLB, 4.125%, 4/18/08                              2,948,280
         2,000,000  FHLB, 2.625%, 7/15/08                              1,899,716
         3,000,000  FHLB, 3.625%, 11/14/08                             2,896,764
         2,000,000  FHLB, 4.625%, 11/21/08                             1,979,260
         2,500,000  FHLB, 4.375%, 9/17/10                              2,425,710
         2,000,000  FHLB, 4.625%, 2/18/11                              1,958,362
         2,000,000  FNMA, VRN, 4.54%, 4/17/06,
                    resets monthly off the Consumer
                    Price Index plus 1.14% with
                    no caps, Final Maturity 2/17/09                    1,951,800
         2,000,000  PEFCO, 7.17%, 5/15/07
                    (Acquired 3/29/05,
                    Cost $2,125,820)(2)                                2,044,116
         3,000,000  PEFCO, 3.375%, 2/15/09                             2,867,454
         1,500,000  PEFCO, 5.69%, 5/15/12                              1,539,578
         2,200,000  PEFCO, 4.97%, 8/15/13                              2,160,523
         4,000,000  PEFCO, 4.55%, 5/15/15                              3,806,280
        15,647,632  TVA Inflation Indexed Notes,
                    3.375%, 1/15/07                                   15,770,309
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               69,601,433
(Cost $70,935,080)                                               ---------------

CORPORATE BONDS - 10.2%
         3,000,000  Barclays Bank plc, VRN, 5.39%,
                    4/14/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.40% with no caps,
                    Final Maturity 5/15/07                             2,990,040

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  Barclays Bank plc, VRN, 5.74%,
                    4/14/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.75% with no caps,
                    Final Maturity 3/17/08                             1,993,860
           529,000  HSBC Finance Corp., VRN, 5.07%,
                    4/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.08% with no caps,
                    Final Maturity 9/10/09                               504,745
         3,000,000  HSBC Finance Corp., VRN, 5.10%,
                    4/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.11% with no caps,
                    Final Maturity 2/10/10                             2,851,110
         1,067,000  HSBC Finance Corp., VRN, 5.18%,
                    4/10/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 1.19% with no caps,
                    Final Maturity 2/10/09                             1,029,207
         2,099,000  Lehman Brothers Holdings Inc.,
                    VRN, 5.49%, 4/10/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 2.07%
                    with no caps, Final Maturity
                    11/10/15                                           2,020,959
         4,020,000  Lehman Brothers Holdings Inc.,
                    VRN, 4.88%, 4/24/06, resets
                    monthly off the Consumer Price
                    Index Year over Year plus 1.46%
                    with no caps, Final Maturity
                    3/23/12                                            3,796,850
         4,500,000  Merrill Lynch & Co., Inc., VRN,
                    4.58%, 4/3/06, resets monthly off
                    the Consumer Price Index plus
                    1.16% with no caps, Final
                    Maturity 3/2/09                                    4,363,560
         4,311,000  Merrill Lynch & Co., Inc., VRN,
                    4.79%, 4/12/06, resets monthly
                    off the Consumer Price Index
                    Year over Year plus 0.80% with
                    no caps, Final Maturity 3/12/07                    4,284,832
         4,174,000  Morgan Stanley, VRN, 5.52%,
                    4/3/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.10% with no caps,
                    Final Maturity 12/1/17                             4,024,864
         2,000,000  Principal Life Income Funding
                    Trusts, VRN, 4.47%, 4/1/06,
                    resets monthly off the Consumer
                    Price Index Year over Year plus
                    1.05% with no caps, Final
                    Maturity 4/1/08                                    1,955,880
           303,000  Prudential Financial, Inc., VRN,
                    5.99%, 4/3/06, resets monthly off
                    the Consumer Price Index Year
                    over Year plus 2.00% with no
                    caps, Final Maturity 11/2/20                         280,020
            30,000  SLM Corporation., VRN, 5.57%,
                    4/3/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.15% with no caps,
                    Final Maturity 2/1/14                                 29,048
         1,500,000  SLM Corporation., VRN, 5.62%,
                    4/15/06, resets monthly off the
                    Consumer Price Index Year over
                    Year plus 2.20% with no caps,
                    Final Maturity 6/15/09                             1,485,360
        10,380,900  SLM Corporation, 1.32%, 1/25/10                   10,017,361
         8,373,920  Toyota Motor Credit Corp. Inflation
                    Indexed Bonds, 1.22%, 10/1/09                      8,071,621
                                                                 ---------------
TOTAL CORPORATE BONDS                                                 49,699,317
(Cost $51,101,817)                                               ---------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 6.9%
         2,461,642  Banc of America Large Loan,
                    Series 2005 MIB1, Class A1, VRN,
                    4.90%, 4/15/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 8/15/07 (Acquired
                    11/18/05, Cost $2,461,642)(2)                      2,462,371
         2,000,000  Bear Stearns Commercial
                    Mortgage Securities, Series 2003
                    T12, Class A2 SEQ, 3.88%, 8/1/39                   1,911,078

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
            25,784  Citigroup Commercial Mortgage
                    Trust, Series 2004 FL1, Class A1,
                    VRN, 4.88%, 4/17/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.13% with no caps, Final
                    Maturity 7/15/18 (Acquired
                    8/19/04, Cost $25,784)(2)                             25,801
         2,998,713  Commercial Mortgage
                    Pass-Through Certificates,
                    Series 2005 FL11, Class A1, VRN,
                    4.90%, 4/17/06, resets monthly
                    off the 1-month LIBOR plus
                    0.15% with no caps, Final
                    Maturity 11/15/17 (Acquired
                    11/18/05, Cost $2,998,713)(2)                      3,000,345
         1,167,931  GNMA, Series 2003-112,
                    Class MN, 4.00%, 5/16/25                           1,150,666
         2,000,000  GNMA, Series 2005-24,
                    Class UB SEQ, 5.00%, 1/20/31                       1,947,306
         2,000,000  Greenwich Capital Commercial
                    Funding Corp., Series 2005 GG3,
                    Class A2 SEQ, VRN, 4.31%,
                    4/1/06                                             1,931,416
         1,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2003 C5, Class A2
                    SEQ, 3.48%, 7/15/27                                  961,321
         5,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2004 C4, Class A2,
                    VRN, 4.57%, 4/11/06                                4,903,390
         4,750,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C2, Class A2
                    SEQ, 4.82%, 4/15/30                                4,656,723
         2,000,000  LB-UBS Commercial Mortgage
                    Trust, Series 2005 C3, Class A3
                    SEQ, 4.65%, 7/30/30                                1,922,342
         5,000,000  Morgan Stanley Capital I, Series
                    2004 HQ3, Class A2 SEQ, 4.05%,
                    1/13/41                                            4,776,805
         1,993,675  Wachovia Bank Commercial
                    Mortgage Trust, Series 2005
                    WL5A, Class A1, VRN, 4.85%,
                    4/17/06, resets monthly off the
                    1-month LIBOR plus 0.10% with
                    no caps, Final Maturity 1/15/18
                    (Acquired 3/24/05,
                    Cost $1,993,675)(2)                                1,994,794
         2,000,000  Washington Mutual, Inc., Series
                    2004 AR4, Class A6, 3.81%,
                    6/25/34                                            1,905,088
                                                                 ---------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS                                                  33,549,446
(Cost $34,148,853)                                               ---------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 6.6%
         5,000,000  FHLMC, 5.00%,
                    settlement date 4/18/06(4)                         4,873,440
         6,000,000  FHLMC, 5.50%,
                    settlement date 4/18/06(4)                         5,960,628
           863,990  FHLMC, 4.50%, 5/1/19                                 825,581
           479,672  FHLMC, 5.50%, 12/1/33                                469,411
         5,000,000  FNMA, 5.00%,
                    settlement date 4/18/06(4)                         4,875,000
         9,800,000  FNMA, 5.50%,
                    settlement date 4/18/06(4)                         9,741,808
           151,536  GNMA, 6.00%, 6/20/17                                 152,690
           250,418  GNMA, 6.00%, 7/20/17                                 252,325
           970,297  GNMA, 6.00%, 5/15/24                                 983,567
         3,850,741  GNMA, 5.50%, 9/20/34                               3,804,798
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES                                            31,939,248
(Cost $32,227,704)                                               ---------------

ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES(5) - 2.8%
            25,000  FICO STRIPS - COUPON,
                    4.23%, 11/30/07                                       22,999
           125,000  FICO STRIPS - COUPON,
                    4.40%, 11/30/08                                      109,271
         1,700,000  FICO STRIPS - COUPON,
                    3.875%, 3/7/09                                     1,465,747
           800,000  FICO STRIPS - COUPON,
                    4.39%, 6/6/09                                        681,076
         3,285,000  FICO STRIPS - COUPON,
                    4.01%, 11/11/09                                    2,734,541
         3,000,000  FICO STRIPS - COUPON,
                    3.82%, 6/6/10                                      2,433,696

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
         2,000,000  FICO STRIPS - COUPON,
                    4.31%, 9/26/10                                     1,600,468
           485,000  FICO STRIPS - COUPON,
                    4.58%, 11/30/10                                      384,635
         1,763,000  FICO STRIPS - COUPON,
                    4.83%, 3/26/12                                     1,301,244
         2,000,000  FICO STRIPS - COUPON,
                    4.39%, 10/6/12                                     1,430,650
           900,000  Government Trust Certificates,
                    2.87%, 5/15/08                                       810,002
         1,000,000  Government Trust Certificates,
                    3.06%, 11/15/08                                      877,432
                                                                 ---------------
TOTAL ZERO-COUPON U.S. GOVERNMENT
AGENCY SECURITIES                                                     13,851,761
(Cost $14,405,412)                                               ---------------

ASSET-BACKED SECURITIES(3) - 2.7%
           318,329  Atlantic City Electric Transition
                    Funding LLC, Series 2003-1, Class
                    A1 SEQ, 2.89%, 7/20/11                               306,791
         1,989,322  CNH Equipment Trust, Series
                    2004 A, Class A3A, VRN, 4.82%,
                    4/17/06, resets monthly off the
                    1-month LIBOR plus 0.07% with
                    no caps, Final Maturity 10/15/18                   1,991,166
         2,000,000  Countrywide Asset-Backed
                    Certificates, Series 2006-6, Class
                    2A1, VRN, 4.82%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.07% with no caps,
                    Final Maturity 9/25/36                             2,000,000
         2,000,000  Credit-Based Asset Servicing and
                    Securitization, Series 2006 CB3,
                    Class AV1, VRN, 4.88%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.06% with no caps,
                    Final Maturity 3/25/36                             2,000,000
         4,000,000  IndyMac Residential Asset Backed
                    Trust, Series 2006 B, Class 2A1,
                    VRN, 4.88%, 4/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.06% with no caps,
                    Final Maturity 6/25/36                             3,998,750
           377,792  Residential Asset Mortgage
                    Products, Inc., Series 2004 RS10,
                    Class AII1, VRN, 4.99%, 4/25/06,
                    resets monthly off the 1-month
                    LIBOR plus 0.17% with a cap of
                    14.00%, Final Maturity 5/25/27                       378,077
         1,769,990  Structured Asset Securities Corp.,
                    Series 2005 WF2, Class A1,
                    VRN, 4.90%, 4/25/06, resets
                    monthly off the 1-month LIBOR
                    plus 0.08% with no caps,
                    Final Maturity 5/25/35                             1,770,542
           754,236  WFS Financial Owner Trust,
                    Series 2002-3, Class A4 SEQ,
                    3.50%, 2/20/10                                       748,927
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES                                         13,194,253
(Cost $13,210,094)                                               ---------------

ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS(5) - 1.9%
         1,000,000  AID (Israel), 2.64%, 2/15/07                         958,508
           308,000  AID (Israel), 2.64%, 3/15/07                         293,968
           493,000  Federal Judiciary, 3.37%, 2/15/07                    472,465
           242,000  Federal Judiciary, 4.41%, 8/15/11                    185,463
            12,000  Federal Judiciary, 4.60%, 8/15/12                      8,725
         4,351,000  Federal Judiciary, 4.85%, 8/15/13                  2,995,950
           353,000  REFCORP STRIPS - COUPON,
                    3.61%, 10/15/08                                      312,568
         2,000,000  REFCORP STRIPS - COUPON,
                    3.68%, 1/15/09                                     1,749,312
         2,000,000  REFCORP STRIPS - COUPON,
                    4.51%, 1/15/14                                     1,357,702
           232,000  REFCORP STRIPS - COUPON,
                    4.84%, 4/15/16                                       139,820
           142,000  REFCORP STRIPS - COUPON,
                    4.87%, 7/15/17                                        79,654
           442,000  REFCORP STRIPS - COUPON,
                    4.91%, 1/15/18                                       241,111
           475,000  REFCORP STRIPS - COUPON,
                    4.94%, 4/15/19                                       241,544
                                                                 ---------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS                                             9,036,790
(Cost $9,281,274)                                                ---------------

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.8%
         8,730,000  Goldman Sachs Group, Inc. (The),
                    4.83%, 4/3/06(6)                                   8,730,000
                                                                 ---------------
(Cost $8,727,657)

TOTAL INVESTMENT SECURITIES - 104.5%                                 508,810,902
                                                                 ---------------
(Cost $519,396,414)

OTHER ASSETS AND LIABILITIES - (4.5)%                               (21,958,011)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $  486,852,891
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
AID = Agency for International Development
Equivalent = Security whose principal payments are secured by U.S. Treasurys
FAMCA = Federal Agricultural Mortgage Corporation
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FICO = Financing Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
LB-UBS = Lehman Brothers Inc. - UBS AG
LIBOR = London Interbank Offered Rate
PEFCO = Private Export Funding Corporation
REFCORP = Resolution Funding Corporation
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TVA = Tennessee Valley Authority
VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective March 31, 2006.
(1) Security, or a portion thereof, has been segregated for forward commitments.
(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at March 31, 2006, was $9,527,427, which represented 2.0% of total net assets.
(3) Final maturity indicated, unless otherwise noted.
(4) Forward commitment.
(5) Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(6) The rate indicated is the yield to maturity at purchase.

VP INFLATION PROTECTION - SCHEDULE OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of March 31, 2006, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $ 519,789,101
                                                                 ===============
Gross tax appreciation of investments                             $           -
Gross tax depreciation of investments                               (10,978,199)
                                                                 ---------------
Net tax depreciation of investments                               $ (10,978,199)
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:  William M. Lyons
      Title: President

Date:   May 26, 2006
      ----------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ------------------------------------------
      Name:  William M. Lyons
      Title: President
             (principal executive officer)

Date:   May 26, 2006
      -----------------------------------------

By:   /s/ Maryanne L. Roepke
      ------------------------------------------
      Name:  Maryanne L. Roepke
      Title: Sr. Vice President, Treasurer, and
             Chief Financial Officer
             (principal financial officer)

Date:   May 26, 2006
      ----------------------------------------